UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Intermediate Municipal Bond Fund, Inc. Statement of Investments August 31, 2004 (Unaudited)
	Principal
Long-Term Municipal Investments--96.8%	Amount($)	Value ($)

Alabama--.2%

McIntosh Industrial Development Board, EIR
4.65%, 6/1/2008	1,750,000	1,859,794

Alaska--4.8%

Alaska International Airports, Revenue:
5.50%, 10/1/2011 (Insured; AMBAC)	2,560,000	2,914,815
5.50%, 10/1/2012 (Insured; AMBAC)	1,620,000	1,851,254

Alaska Student Loan Corp., Student Loan Revenue:
5.60%, 7/1/2011 (Insured; AMBAC)	4,700,000	4,937,725
5.70%, 7/1/2013 (Insured; AMBAC)	5,990,000	6,260,507
6%, 7/1/2016 (Insured; AMBAC)	6,380,000	6,951,074

Anchorage:
5.875%, 12/1/2015 (Insured; FGIC)	2,365,000	2,721,382
5.875%, 12/1/2016 (Insured; FGIC)	1,500,000	1,723,290
Electric Utility Revenue:
6.50%, 12/1/2008 (Insured; MBIA)	2,755,000	3,185,854
6.50%, 12/1/2009 (Insured; MBIA)	2,910,000	3,420,938
5.875%, 2/1/2012 (Insured; FSA)	3,175,000	3,612,833

Northern Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
6%, 6/1/2013	4,745,000	4,759,330
6.20%, 6/1/2022	2,250,000	2,146,253

Arizona--.6%

Glendale Municipal Property Corp., Excise Tax Revenue
5%, 7/1/2017 (Insured; AMBAC)	2,160,000	2,338,524

Maricopa County Industrial Development Authority,
Hospital Systems Revenue (Baptist Hospital)
5.20%, 9/1/2005 (Insured; MBIA)	3,125,000	3,240,875

Arkansas--.7%

Arkansas Student Loan Authority, Student Loan Revenue
5.35%, 6/1/2009	4,465,000	4,688,027

Springdale, Sales & Use Tax Revenue
4%, 7/1/2016 (Insured; MBIA)	2,000,000		2,046,180

California--8.4%

California Department of Water Resources,
Water Revenue (Central Valley Project)
5.25%, 12/1/2012 (Insured; FGIC)	10,000,000		11,372,300

California Economic Recovery
5%, 7/1/2015 (Insured; MBIA)	8,000,000		8,846,880

California Educational Facilities Authority, Revenue
(Stanford University) 5.25%, 12/1/2013	2,000,000		2,296,060

California Infrastructure & Economic Development,
Bank Revenue (Bay Area Toll Bridges- 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	3,300,000		3,652,110

California Pollution Control Financing Authority, PCR
(Southern California Edison Co.) 2%, 3/1/2006	5,500,000		5,476,185

California Public Works Board, LR
(Department of Mental Health - Coalinga)
5.50%, 6/1/2018	3,000,000		3,292,800

California Statewide Community Development Authority,
MFHR (Equity Residential) 5.20%, 6/15/2009	3,000,000		3,217,020

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2016 (Insured; FGIC)	3,295,000		3,757,025

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
0% / 7%, 1/1/2008	5,000,000	a	5,611,800

Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue:
5.75%, 6/1/2021	6,950,000		7,293,817
5.75%, 6/1/2023	1,735,000		1,808,633

Los Angeles County Public Works Financing Authority,
Revenue (Regional Park & Open Space District)
5%, 10/1/2019	6,000,000		6,197,940

San Francisco City & County Public Utilities Commission,
Water Revenue 5%, 11/1/2015 (Insured; MBIA)	2,000,000		2,178,040

University of California, Revenues
5.25%, 5/15/2016 (Insured; AMBAC)	11,765,000		13,050,915

Colorado--2.0%

Denver City & County, Airport Revenue
5%, 11/15/2008	5,000,000		5,404,450

Denver City & County Board of Water Commissioners,
Water Revenue 5%, 12/1/2009 (Insured; FSA)	1,700,000		1,882,920

El Paso County School District
(Number 11 Colorado Springs):
6.25%, 12/1/2009	1,000,000		1,166,500
6.50%, 12/1/2010	2,000,000		2,397,380
6.50%, 12/1/2011	2,040,000		2,467,115

Interlocken Metropolitan District:
Zero Coupon, 12/15/2007	2,000,000		1,846,300
Zero Coupon, 12/15/2007	835,000		762,672
Zero Coupon, 12/15/2008	2,000,000		1,773,220
Zero Coupon, 12/15/2008	835,000		729,757

Connecticut--1.3%

Connecticut:
Revenue (Mashantucket Western Pequot Tribe):
6.50%, 9/1/2006	2,475,000	b	2,707,898
6.50%, 9/1/2006	2,525,000	b	2,715,208
5.60%, 9/1/2009	1,000,000	b	1,090,090
Special Obligation Rate Reduction
5%, 12/30/2008	4,585,000		5,054,000

District of Columbia--.9%

District of Columbia 6%, 6/1/2012 (Insured; MBIA)	3,280,000		3,850,425

Metropolitan Washington Airports Authority,
Airport System Revenue 5%, 10/1/2008	4,000,000		4,318,760
(Insured; FSA)

Florida--4.1%

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2015 (Insured; MBIA)	4,060,000		4,428,323

Collier County, Gas Tax Revenue
5.25%, 6/1/2019 (Insured; AMBAC)	2,190,000		2,397,919

Hillsborough County Industrial Development Authority,
PCR (Tampa Electric Company Project)
5.10%, 10/1/2013	7,075,000	7,263,195

Miami-Dade County School Board, COP
5.25%, 10/1/2017 (Insured; FGIC)	5,000,000	5,555,950

Orlando Utilities Commission, Water & Electric Revenue
5%, 10/1/2014	5,455,000	5,992,045

Palm Beach County School Board, COP
5.375%, 8/1/2014 (Insured; AMBAC)	4,000,000	4,583,640

Palm Beach County Solid Waste Authority, Revenue
4%, 1/1/2011 (Insured; AMBAC)	5,000,000	5,224,200

Polk County, Utility System Revenue
5.25%, 10/1/2018 (Insured; FGIC)	2,000,000	2,207,200

Georgia--2.0%

Athens Housing Authority, Student Housing LR
(Ugaref East Campus Housing):
5.25%, 12/1/2015 (Insured; AMBAC)	2,560,000	2,846,490
5.25%, 12/1/2016 (Insured; AMBAC)	2,700,000	2,992,221

Atlanta, Airport Facilities Revenue
6%, 1/1/2007 (Insured; AMBAC)	5,780,000	6,299,449

Milledgeville-Baldwin County Development Authority,
Revenue (Georgia College & State University
Foundation):
6%, 9/1/2010	1,275,000	1,415,786
5.25%, 9/1/2019	1,710,000	1,771,680

Municipal Electric Authority (Combustion Turbine Project)
5.25%, 11/1/2012 (Insured; MBIA)	2,735,000	3,101,599

Hawaii--.3%

Kuakini Health System, Special Purpose Revenue
5.50%, 7/1/2012	2,575,000	2,668,395

Illinois--1.4%

Chicago Housing Authority, Revenue (Capital Program):
5%, 7/1/2009	2,500,000	2,716,850
5.25%, 7/1/2010	2,420,000	2,670,446

Chicago O'Hare International Airport, Revenue
(Third Lien) 5.50%, 1/1/2015	6,450,000		7,253,219

Illinois Health Facilities Authority, Revenue
(Evangelical Hospital) 6.75%, 4/15/2007	150,000		161,213

Indiana--1.9%

Indiana Health Facility Financing Authority, HR
(Clarian Health Partners, Inc.):
5.50%, 2/15/2010	3,000,000		3,209,250
5.50%, 2/15/2011	5,000,000		5,318,350

Indianapolis Local Public Improvement Bond Bank
6.50%, 1/1/2011 (Insured; FSA)	6,415,000		7,637,763

Westfield High School Building Corp.,
First Mortgage Revenue
5.25%, 7/5/2013 (Insured; AMBAC)	1,500,000		1,644,960

Iowa--.6%

Iowa Student Loan Liquidity Corp., Student Loan
Revenue 4.55%, 12/1/2007 (Insured; AMBAC)	5,000,000		5,259,650

Kentucky--1.3%

Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009	4,000,000		4,328,880

Carrolton and Henderson Public Energy Authority,
Gas Revenue (Kentucky Trust)
5%, 1/1/2006 (Insured; FSA)	3,500,000		3,651,795

Kenton County Airport Board, Airport Revenue
(Cincinnati/Northern Kentucky International)
5.75%, 3/1/2009 (Insured; MBIA)	3,710,000		3,966,621

Massachusetts--2.1%

Boston Water & Sewer Commission, Revenue
5%, 11/1/2020	5,760,000		6,179,731

Massachusetts Consolidated Loan:
5%, 12/1/2010	3,000,000		3,332,820
5.75%, 10/1/2020 (Prerefunded 10/1/2010)	3,000,000	c	3,447,450

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue
(Project No. 6) 5.25%, 7/1/2015 (Insured; MBIA)	4,000,000		4,396,960

Plymouth County, COP (Correctional Facilities Project)
5%, 4/1/2015 (Insured; AMBAC)	2,025,000		2,173,574

Michigan--7.0%

Detroit Local Development Finance Authority
5.20%, 5/1/2010	5,745,000		6,041,557

Greater Detroit Resource Recovery Authority, Revenue:
6.25%, Series A, 12/13/2008 (Insured; AMBAC)	11,000,000		12,583,340
6.25%, Series B, 12/13/2008 (Insured; AMBAC)	7,755,000		8,871,255

Michigan Building Authority, Revenue
(State Police Communications System)
5.25%, 10/1/2013	1,945,000		2,213,507

Michigan Hospital Finance Authority, Revenue:
8.9251%, 11/15/2007	5,750,000	b,d	6,776,433
(Genesys Health System)
8.10%, 10/1/2013 (Prerefunded 10/1/2005)	7,000,000	c	7,626,850
(Oakwood Obligation Group):
5%, 11/1/2007	3,000,000		3,171,930
5.50%, 11/1/2011	3,500,000		3,885,560
(Sparrow Obligation Group):
5.25%, 11/15/2011	2,500,000		2,725,325
5.75%, 11/15/2016	3,250,000		3,538,795

Michigan Municipal Bond Authority, Revenue
(Drinking Water Revolving Fund)
5.25%, 10/1/2016 (Prerefunded; 10/1/2009)	2,370,000	c	2,657,007

Michigan Strategic Fund,
SWDR (Waste Management) 3%, 2/1/2007	4,000,000		3,974,400

Minnesota--1.4%

Minnesota Public Facilities Authority,
Water Pollution Control Revenue 5%, 3/1/2013	6,755,000		7,285,132

Western Minnesota Municipal Power Agency,
Power Supply Revenue
5%, 1/1/2014 (Insured; MBIA)	5,165,000		5,731,497

Mississippi--1.3%

Mississippi Development Bank, Special Obligation
(Adams County HR Project)
5.75%, 7/1/2010 (Insured; FSA)	3,445,000		3,711,815

Mississippi Higher Education Assistance Corp.
Student Loan Revenue
5.30%, 9/1/2008	2,390,000		2,548,648

Walnut Grove Correctional Authority, COP:
5.25%, 11/1/2005 (Insured; AMBAC)	1,670,000		1,742,344
5.50%, 11/1/2006 (Insured; AMBAC)	1,760,000		1,898,653
5.50%, 11/1/2007 (Insured; AMBAC)	1,855,000		2,047,252

Missouri--1.9%

Independence School District
(Missouri School District Direct Deposit
Program) 4.50%, 3/1/2018 (Insured; FSA)	705,000		730,091

Joplin Industrial Development Authority, Revenue
(Catholic Health Initiatives):
5.50%, 12/1/2009	3,185,000		3,448,368
5.625%, 12/1/2010	3,340,000		3,606,565

Missouri Health & Educational
Facilities Authority, Revenue
(SSM Health Care) 5%, 6/1/2007	2,940,000		3,149,034

Saint Louis, Airport Revenue
(Airport Development Program):
5.50%, 7/1/2010 (Insured; MBIA)	3,000,000		3,377,130
5.625%, 7/1/2015 (Insured; MBIA)	2,500,000		2,782,500

Nevada-1.1%

Nevada, Highway Improvement Revenue
(Motor Vehicle Fuel Tax)
5.50%, 12/1/2015 (Insured; FGIC)	4,775,000		5,491,393

Washoe County, Water Facility Revenue
(Sierra Pacific Power Company)
5%, 7/1/2009	5,000,000		5,019,600

New Jersey-4.7%

New Jersey Economic Development Authority, Revenue:
8.698%, 6/15/2008	5,000,000	b,d	6,226,600
School Facilities
(Construction 2001) 5.25%, 6/15/2010	30,000		33,680
Waste Paper Recycling (Marcal Paper Mills Inc.)
8.50%, 2/1/2010 (Insured; MBIA)	2,005,000		1,871,307

New Jersey Educational Facilities Authority, Revenue
(Rider University):
5%, 7/1/2010	1,880,000		2,046,681
5%, 7/1/2011	1,970,000		2,143,754
(Rowan University) 5.25%, 7/1/2016 (Insured; MBIA)	2,000,000		2,238,600

New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital) 6%, 7/1/2012	3,425,000		3,868,024

New Jersey Transportation Trust Fund Authority
(Transportation System):
5.50%, 12/15/2013 (Insured: AMBAC)	10,000,000		11,478,100
6%, 6/15/2016 (Prerefunded 6/15/2010)	4,000,000	c	4,660,880

New Jersey Turnpike Authority, Revenue
5.625%, 1/1/2015 (Insured MBIA) (Prerefunded; 1/1/2010)	3,910,000	c	4,448,329

Union County Utilities Authority, Solid Waste Revenue
(Ogden Martin) 5.50%, 6/1/2008 (Insured; AMBAC)	4,000,000		4,385,040

New Mexico--1.4%

Jicarilla, Apache Nation Revenue:
5%, 9/1/2011	1,500,000		1,618,815
5%, 9/1/2013	2,905,000		3,117,094

Las Cruces, Joint Utility Improvement Revenue
5.50%, 7/1/2016 (Insured; MBIA)	7,000,000		7,706,300

New York--8.5%

Battery Park City Authority, Revenue
5.25%, 11/1/2017	5,405,000		6,008,793

New York City:
5.25%, 8/1/2008	5,000,000		5,479,150
6.25%, 8/1/2009 (Prerefunded 8/1/2006)	50,000	c	55,023
6.25%, 8/1/2009	1,950,000		2,118,402
5%, 8/1/2014	5,000,000		5,439,550

New York State 5%, 4/15/2009	2,800,000		3,078,012

New York State Dormitory Authority, Revenues:
(Department of Health):
5.50%, 7/1/2010 (Prerefunded; 7/1/2006)	2,000,000	c	2,174,760
5.625%, 7/1/2011 (Prerefunded; 7/1/2006)	3,240,000	c	3,530,401

New York State Local Government

Assistance Corporation:
5.25%, 4/1/2016	3,425,000	3,847,440
5.25%, 4/1/2016 (Insured; FSA)	2,200,000	2,484,482

New York State Thruway Authority, Service Contract
Revenue (Local Highway & Bridge):
6%, 4/1/2011	2,040,000	2,271,336
5.50%, 4/1/2012	3,950,000	4,476,298
5.50%, 4/1/2013	5,000,000	5,637,750

New York State Urban Development Corp.:
Corporate Purpose 5.125%, 7/1/2019	2,000,000	2,112,160
Correctional Capital Facilities 5.25%, 1/1/2010	4,520,000	4,832,196
Correctional & Youth Facilities Service Contract
Revenue (Empire State Development Corp.):
5%, 1/1/2009	3,000,000	3,245,160
5.25%, 1/1/2009	8,575,000	9,359,355
Personal Income Tax 5.25%, 3/15/2011	1,565,000	1,751,454

Tobacco Settlement Financing Corp., Revenue
5.50%, 6/1/2018	4,000,000	4,372,480

Triborough Bridge and Tunnel Authority, Revenue
6.75%, 1/1/2009	5,100,000	5,790,387

North Carolina--2.9%

North Carolina Eastern Municipal Power Agency,
Power System Revenue:
5.50%, 1/1/2012	3,000,000	3,294,390
5.125%, 1/1/2014	3,000,000	3,198,690
5%, 1/1/2021	1,200,000	1,321,416

North Carolina Medical Care Commission,
Retirement Facilities Revenue
(Givens Estates Project):
4.75%, 7/1/2010	1,000,000	1,008,050
5%, 7/1/2011	500,000	504,575
5.25%, 7/1/2012	750,000	762,465

North Carolina Municipal Power Agency
Electric Revenue (Number 1 Catawba):
5.25%, 1/1/2016 (Insured; FSA)	2,540,000	2,794,152
5.25%, 1/1/2017 (Insured; FSA)	10,000,000	10,955,800

Raleigh Durham Airport Authority, Airport Revenue
5.25%, 11/1/2012 (Insured; FGIC)	2,365,000	2,642,958

Ohio--1.7%

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
5.50%, 1/1/2014	4,000,000	4,422,200
6%, 1/1/2017	4,000,000	4,462,400

Knox County, Hospital Facilities Revenue
(Knox Community Hospital Asset Guaranty)
5%, 6/1/2012	1,500,000	1,632,375

Ohio, PCR (General Motors Corp. Project)
5.625%, 3/1/2015	5,000,000	5,460,050

Oklahoma--.9%

Norman Regional Hospital Authority, HR
5.625%, 9/1/2016 (Insured; MBIA)	2,660,000	2,855,217

Oklahoma Development Finance Authority, LR
(Oklahoma State System Higher Education):
4%, 6/1/2007	1,020,000	1,069,429
4%, 6/1/2008	1,060,000	1,114,484

Washington County Medical Authority, Revenue
(Jane Phillips Medical Center)
5.50%, 11/1/2010 (Insured; Connie Lee)	3,175,000	3,421,539

Oregon--1.3%

Oregon Department of Administrative Services
5%, 91//2009 (Insured; FSA)	5,000,000	5,531,550

Washington County Unified Sewer Agency,
Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)	5,670,000	6,622,106

Pennsylvania--7.3%

Allegheny County Industrial Development Authority,
PCR 4.05%, 9/1/2011 (Insured; AMBAC)	4,000,000	4,179,280

Carbon County Industrial Development Authority, RRR
(Panther Creek Partners Project) 6.65%, 5/1/2010	10,040,000	10,864,786

Delaware County Industrial Development Authority:
PCR (Peco Energy Co.) 5.20%, 10/1/2004	4,000,000	4,009,800
(Resource Recovery Facility) 6.10%, 7/1/2013	10,000,000	10,613,500

Delaware River Joint Toll Bridge Commission,
Bridge Revenue 5.25%, 7/1/2013	2,500,000	2,795,575

Delaware Valley Regional Finance Autority,
Local Government Revenue 5.75%, 7/1/2017	6,830,000	8,024,021

Erie County Hospital Authority, Revenue
(Hamot Health Foundation)
5.375%, 5/15/2010 (Insured; AMBAC)	2,340,000	2,548,003

Erie County Industrial Development Authority,
EIR (International Paper Company Project)
5.25%, 9/1/2010	2,100,000	2,265,501

Montgomery County Higher Education & Health
Authority, HR (Abington Memorial)
6.10%, 6/1/2012 (Insured; AMBAC)	5,000,000	5,856,900

Pennsylvania Higher Educational Facilities Authority,
Health Services Revenue (University of Pennsylvania)
5.70%, 1/1/2011	3,250,000	3,400,670
(UPMC Health System) 6.25%, 1/15/2015	3,660,000	4,072,079

Rose Tree Media School District
5.25%, 2/1/2018 (Insured; FSA)	5,900,000	6,552,245

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6%, 12/1/2012	2,000,000	2,236,060

Rhode Island--1.8%

Rhode Island Health and Educational Building Corp.:
Health Facilities Revenue (San Antoine)
5.50%, 11/15/2009	3,320,000	3,659,868
Hospital Financing Revenue
(Lifespan Obligation Group):
5.75%, 5/15/2007 (Insured; MBIA)	4,805,000	5,252,586
5.75%, 5/15/2008 (Insured; MBIA)	5,560,000	6,122,783
Revenue (Roger Williams University)
5%, 11/15/2021	1,360,000	1,395,224

South Carolina--2.0%

Anderson County, IDR (Federal Paper Board)
4.75%, 8/1/2010	4,520,000	4,720,462

Berkeley County School District, Installment
Purchase Revenue (Securing Assets for Education)
5.25%, 12/1/2021	9,395,000	9,778,316

Charleston, COP (Public Facilities Corp.)

5%, 9/1/2015	2,145,000		2,359,457

Hilton Head Island Public Facilities Corp., COP
5%, 3/1/2013 (Insured; AMBAC)	1,065,000		1,177,624

Tennessee-1.3%

Johnson City Health and Educational Facility Board, HR
(Medical Center Hospital Improvement)
5.125%, 7/1/2011 (Insured; MBIA)	6,720,000		7,354,906

Tennessee Housing Development Agency
(Homeownership Program):
5.20%, 7/1/2010	1,815,000		1,947,840
5.30% 7/1/2011	2,140,000		2,290,121

Texas--10.0%

Bexar County, Revenue (Venue)
5.75%, 8/15/2013 (Insured; MBIA)	5,000,000		5,694,450

Cypress - Fairbanks Independent School District
(Schoolhouse) 6.75%, 2/15/2012
(Prerefunded 2/15/2010)	1,700,000	c	2,030,871

Gulf Coast Waste Disposal Authority:
Revenue (Bayport Area System)
5%, 10/1/2014 (Insured; AMBAC)	2,065,000		2,266,730
SWDR (Quaker Oats Co. Project) 5.70%, 5/1/2006	3,210,000		3,385,651

Harris County (Permanent Improvement)
5.25%, 10/1/2016	3,435,000		3,789,320

Harris County Health Facilities Development Corp., HR:
(Memorial Hermann Hospital System)
5.50%, 6/1/2012 (Insured; FSA)	8,295,000		9,400,060
(Memorial Hospital System)
6%, 6/1/2008 (Insured; MBIA)	9,080,000		10,178,226

Houston, Utility System Revenue (First Lien):
5.25%, 5/15/2012 (Insured; MBIA)	2,750,000		3,100,130
5.25%, 5/15/2015 (Insured; MBIA)	7,500,000		8,398,050

Port Corpus Christi Industrial Development Corp.,
Revenue (Valero):
5.125%, 4/1/2009	2,250,000		2,378,610
5.40%, 4/1/2018	1,500,000		1,536,405

Tarrant County Health Facilities Development Corp.,
Health Systems Revenue:

(Harris Methodist Health Systems) 6%, 9/1/2010	7,725,000		8,861,039
(Health Resources Systems)
5.75%, 2/15/2014 (Insured; MBIA)	5,000,000		5,755,000

Texas College Student Loan Bonds
4.75%, 8/1/2008	7,435,000		7,992,253

Texas Municipal Power Agency, Revenue:
Zero Coupon, 9/1/2009 (Insured; AMBAC)	105,000		90,195
Zero Coupon, 9/1/2009 (Insured; AMBAC)	9,265,000		7,927,319
4%, 9/1/2012 (Insured; AMBAC)	2,690,000		2,717,142

University of Texas University Revenues Financing
System 5.25%, 8/15/2018	6,000,000		6,590,580

Utah--1.5%

Carbon County, SWDR
(Sunnyside Cogeneration-A) 6.375%, 8/15/2011	8,450,000		8,276,015

Jordanelle Special Service District
(Special Assessment Improvement District)
8%, 10/1/2011	5,565,000		5,982,653

Virginia--1.1%

Arlington County Industrial Development Authority, RRR
(Ogden Martin System of Alexandria/Arlington
Inc. Project) 5.375%, 1/1/2012 (Insured; FSA)	2,530,000		2,758,130

Big Stone Gap Redevelopment and Housing Authority,
Correctional Facility LR
(Wallens Ridge Development Project) 6%, 9/1/2007
(Prerefunded 9/1/2005)	4,000,000	c	4,258,800

Greater Richmond Convention Center Authority,
Hotel Tax Revenue (Convention Center
Expansion Project) 6%, 6/15/2011	2,000,000		2,291,480

Virginia College Building Authority, Educational
Facilities Revenue (Hampden - Sydney College
Project) 5% 9/1/2016	1,000,000		1,041,770

Washington--3.1%

Energy Northwest
Revenue (Wind Project):
4.55%, 7/1/2006	1,600,000		1,650,512

5.60%, 7/1/2015	2,530,000		2,689,086

Seattle Municipal Light & Power, Revenue:
5.25%, 3/1/2010 (Insured; FSA)	50,000		55,813
9.058%, 3/1/2010	6,500,000	b,d	8,011,315

Washington:
5.75%, 10/1/2012	20,000		23,086
5.75%, 10/1/2012	2,305,000		2,645,126

Washington Health Care Facilities Authority, Revenue
(Sisters of Providence)
5.40%, 10/1/2010 (Insured; AMBAC)	3,000,000		3,171,630

Washington, Public Power Supply Systems Revenue
(Nuclear Project Number 1)
6%, 7/1/2007 (Insured; AMBAC)	9,720,000		10,576,721

Wisconsin--.6%

Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	1,000,000		987,520

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Medical Group, Inc.)
6%, 11/15/2011 (Insured; FSA)	3,500,000		4,077,745

U. S. Related--1.4%

Childrens Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2010	2,500,000		2,877,575
5.75%, 7/1/2012 (Prerefunded; 7/1/2010)	5,000,000	c	5,755,150
5.75%, 7/1/2013 (Prerefunded; 7/1/2010)	3,300,000	c	3,798,399

Total Long Term Municipal Investments
(cost $851,621,757)	815,040,000		891,090,283

Short-Term Municipal Investments--2.0%

Pennsylvania--.5%

Philadelphia Authority for Industrial Development,
Revenues, VRDN (Newcourtland Elder Services
Project) 1.37% (LOC; PNC Bank, National
Association)	4,600,000	e	4,600,000

Tennessee--1.5%

Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board, Revenue, VRDN (Vanderbilt University)
1.34%	13,500,000 e	13,500,000

Total Short-Term Municipal Investments
(cost $18,100,000)		18,100,000

Total Investments-- (cost $869,721,757)	98.8%	909,190,283

Cash and Receivables (Net)	1.2%	11,185,639

Net Assets	100.0%	920,375,922

Notes to Statement of Investments:
(a) Zero coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $27,527,544 or
3.0% of net assets.
(c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) Inverse floater security - the interest rate is subject to change periodically.
(e) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(f) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 14, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)